Note 7 - Stockholder's Equity - Summary of Common Stock Reserved for Issuance (Details) - shares	Mar. 31, 2023	Dec. 31, 2022
Shares Reserved for Future Issuance (in shares)	13,334,569	9,891,139
Stock Options Issued and Outstanding [Member]
Shares Reserved for Future Issuance (in shares)	5,172,649	4,839,554
Stock Options Available for Future Grants [Member]
Shares Reserved for Future Issuance (in shares)	1,853,805	1,065,423
Shares Available for Employee Stock Purchase Plan [Member]
Shares Reserved for Future Issuance (in shares)	483,801	257,341
Common Stock Warrants [Member]
Shares Reserved for Future Issuance (in shares)	5,824,314	3,728,821